Invested Assets and Investment Income - Summary of Securitized Assets and Secured Borrowing Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of securitized assets, mortgages and associated liabilities [line items]
Secured borrowing liabilities	$ 4,598	$ 4,582
Platinum Canadian Mortgage Trust II [Member] | Less than 1 year [Member]
Disclosure of securitized assets, mortgages and associated liabilities [line items]
Secured borrowing liabilities	0
Platinum Canadian Mortgage Trust II [Member] | 1 to 3 years [Member]
Disclosure of securitized assets, mortgages and associated liabilities [line items]
Secured borrowing liabilities	383
Platinum Canadian Mortgage Trust II [Member] | 3 to 5 years [Member]
Disclosure of securitized assets, mortgages and associated liabilities [line items]
Secured borrowing liabilities	1,815
Platinum Canadian Mortgage Trust II [Member] | Over 5 years [Member]
Disclosure of securitized assets, mortgages and associated liabilities [line items]
Secured borrowing liabilities	$ 302